Impairment testing of goodwill and intangible assets	12 Months Ended
Dec. 31, 2021
Impairment testing of goodwill and intangible assets
Impairment testing of goodwill and intangible assets
11.	Impairment testing of goodwill and intangible assets

The Group identified the following significant CGU’s: Payment Services, Tochka, ROWI and Flocktory. As of December 31, 2021 the Goodwill is allocated to two of the CGUs: Payment Services and Flocktory and intangible assets with indefinite useful life relates to three CGUs: Payment Services, Tochka and ROWI.

An analysis and movement of the net book value of goodwill and indefinite life licenses acquired through business combinations, as included in the intangible assets (Note 10), is as follows:

	Goodwill		Indefinite life
	Payment services	Flocktory	license	Total
As of December 31, 2019	6,336	726	183	7,245
Addition	22	—	—	22
As of December 31, 2020	6,358	726	183	7,267
Addition	—	—	—	—
As of December 31, 2021	6,358	726	183	7,267

The Group tests its goodwill and the intangible assets with an indefinite useful life annually.

Goodwill

The recoverable amount of Payment Services CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by the Board of directors covering a three-year period (2022-2024) with the compounded annual growth rate of payment volume as 8.3%. The pre-tax discount rate adjusted to risk specific applied to cash flow projections of Payment Services CGU is 20.5%. The growth rate applied to discounted terminal value projection in beyond the forecast period is 3%.

The calculation of value in use for this cash generating unit is sensitive to:

●	Compounded annual growth rate of payment volume;
●	Terminal growth rates used to extrapolate cash flows beyond the budget period;
●	Discount rates.

With regard to the assessment of recoverable amounts of Payment Services CGU, management believes that no reasonably possible change in any of key assumptions would cause the carrying value of the unit to materially exceed its recoverable amount.

As a result of annual impairment test the Group did not identify any impairment of Goodwill allocated to Payment Services CGU as of December 31, 2021 and as of December 31, 2020. As at December 31, 2020 the recoverable amount of Payment services CGU was determined on the basis of fair value less costs of disposal (Level 1).

The recoverable amount of Flocktory CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by the Board of directors covering a three-year period (2022-2024). The pre-tax discount rate adjusted to risk specific applied to cash flow projections of Flocktory CGU is 22%. The growth rate applied to discounted terminal value projection in beyond the forecast period is 3.7%.

The calculation of value in use for this cash generating unit is sensitive to:

●	Compounded annual growth rate of the service market in which the unit operates;
●	Terminal growth rates used to extrapolate cash flows beyond the budget period;
●	Discount rates.

With regard to the assessment of recoverable amounts of Flocktory CGU, management believes that no reasonably possible change in any of key assumptions would cause the carrying value of the unit to materially exceed its recoverable amount.

11.	Impairment testing of goodwill and intangible assets (continued)

As a result of annual impairment test the Group did not identify any impairment of Goodwill allocated to Flocktory CGU as of December 31, 2021 and as of December 31, 2020.

During the year 2019, goodwill allocated to Rocketbank CGU was impaired in the amount of 93.

Intangible assets with indefinite useful life

As of December 31, 2021, the carrying amount of intangible assets with an indefinite useful life (licenses for banking operations, which are expected to be renewed indefinitely) is recognized with a value of 183 (2020 - 183). Intangible assets with an indefinite useful life were recorded by the Group at the date of acquisition of QIWI Bank JSC.

For the purpose of the impairment test of the intangible assets with indefinite useful life, the Company estimated the recoverable amounts of the asset as fair value less costs of disposal on the basis of comparative method and cost approach (Level 2). Under the valuation using the comparative method the Group considered identical third-party’s transactions for acquisition of banks or bank organization that holds licenses identical to the Group’s ones. Under the valuation using the cost approach the Group considered outflows required to meet the requirements for a minimum amount of equity to be held by the bank or bank organization with licenses similar to the Group’s according to current legislation.

The key assumption used in fair value less cost of disposal calculations is expected outflows to acquire a license on the open market.

All the assumptions are determined using observable market data and publicly available information of the cash transactions of the third-parties.

The Group performed an annual impairment test of Qiwi Bank’s license as of December 31, 2021, December 31, 2020 and as of December 31, 2019, no impairment was identified. Reasonably possible changes in any valuation parameters would not result in impairment of intangible assets with indefinite useful life.

Non-current assets with definite useful life

For the purpose of the impairment test on other non-current assets the Company estimated the recoverable amounts as the higher of value in use or fair value less costs to sell of an individual asset or CGU to which the asset relates.

For the year ended December 31, 2021, the Group did not recognize any significant impairment of non-current assets.

During the year 2020, the Group recognised the impairment regarding the non-current assets in the amount of 68 for SOVEST CGU and 55 for other venture projects.

For the year ended December 31, 2019, the Group recognised the impairment regarding the non-current assets in the amount of 201 for QIWI Box CGU and 498 for Rocketbank CGU.